Exhibit 99.38

Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
EV26217	Qualifying FICO	XXX	XXX	Using higher qualifying score when borrowers have equal % of ownership
EV25999	PITIA	XXX	XXX	Used Tax Bill in File
EV26474	PITIA	XXX	XXX	Breakdown: Monthly Payment: $XXX + Hazard: $XXX + Taxes: $XXX